UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Brandon Fradd
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number: 028-13269

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Phone:         212-741-1092


Signature, Place, and Date of Signing:

/s/ Brandon Fradd                New York, NY                     1/5/09
------------------------------------------------------------------------------
   [Signature]                    [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)



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                                  TITLE OF   CUSIP       VALUE    SHARES      SH/ PUT/    INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                    CLASS                (x$1000)   PRN  AMT    PRN CALL    DSCRETN  MANAGERS  SOLE     SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ADOLOR CORP                       COM        00724X102      1,015     109,702     SH         SOLE      N/A    109,702
ANTIGENICS INC DEL                COM        037032109        608     112,393     SH         SOLE      N/A    112,393
BIOENVISION INC                   COM        09059N100        658      90,414     SH         SOLE      N/A     90,414
BIOGEN IDEC INC                   COM        09062X103        358      10,380     SH         SOLE      N/A     10,380
CELGENE CORP                      COM        151020104        626      15,380     SH         SOLE      N/A     15,380
DENDREON CORP                     COM        24823Q107      1,855     354,770     SH         SOLE      N/A    354,770
DISCOVERY LABORATORIES INC NEW    COM        254668106        399      54,720     SH         SOLE      N/A     54,720
ELAN CORP PLC-ADR                 ADR        284131208         71      10,380     SH         SOLE      N/A     10,380
EMISPHERE TECHNOLOGIES INC        COM        291345106        755     187,895     SH         SOLE      N/A    187,895
FORBES MEDI-TECH INC              COM        344907100         53      29,500     SH         SOLE      N/A     29,500
INTERMUNE PHARMACEUTICALS INC     COM        45884X103        483      37,074     SH         SOLE      N/A     37,074
LIGAND PHARMACEUTICALS INC        CL B       53220K207      1,006     144,812     SH         SOLE      N/A    144,812
MARTEK BIOSCIENCES CORP           COM        572901106        402      10,585     SH         SOLE      N/A     10,585
NEKTAR THERAPEUTICS               COM        640268108        222      13,214     SH         SOLE      N/A     13,214
NEUROBIOLOGICAL TECHNOLOGIES      COM        64124W106        302     100,100     SH         SOLE      N/A    100,100
NEUROCHEM INC                     COM        64125K101        671      66,782     SH         SOLE      N/A     66,782
NITROMED INC                      COM        654798503        206      10,579     SH         SOLE      N/A     10,579
PHARMACYCLICS INC                 COM        716933106      1,827     243,262     SH         SOLE      N/A    243,262
RENOVIS INC                       COM        759885106        498      32,637     SH         SOLE      N/A     32,637
SCIENTIFIC LEARNING CORP          COM        808760102        287      45,950     SH         SOLE      N/A     45,950
SPECTRUM PHARMACEUTICALS INC      COM        84763A108        426     101,521     SH         SOLE      N/A    101,521
VASOGEN INC                       COM        92232F103        253      51,650     SH         SOLE      N/A     51,650
VION PHARMACEUTICALS INC          COM        927624106        364     167,535     SH         SOLE      N/A    167,535

                                                23                   13,345


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         23
Form 13F Information Table Value Total:         13,345
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE